Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 04, 2023	Feb. 26, 2022	Feb. 27, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table reports the compensation of our Principle Executive Officer (“PEO” or “CEO”) and the average compensation of the other non-CEO NEOs as reported in the Summary Compensation Table for the past three fiscal years, as well as Compensation Actually Paid (“CAP”) as calculated under new SEC Pay-Versus-Performance disclosure requirements, and certain performance measures required by the rules. The disclosure covers our three most recent fiscal years, which will expand incrementally over the next two years to a rolling five years. Dollar amounts reported as CAP are computed in accordance with Item 402(v) of Regulation S-K, and the Board believes that it is important to recognize that these amounts do not reflect the actual amount of compensation earned by or paid to our CEO and non-CEO NEOs during the applicable years.
Fiscal Year	Summary Compensation Table Total for Heyward Donigan(1) ($)	Summary Compensation Table Total for Elizabeth Burr(1) ($)	Compensation Actually Paid to Heyward Donigan(2) ($)	Compensation Actually Paid to Elizabeth Burr(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers(3) ($)	Value of initial fixed $100 investment based on:		Net Income(5) ($)	Adjusted EBITDA(6) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return(4) ($)
2023	8,767,811	858,459	(1,877,638)	858,459	1,889,206	638,346	28.63	139.14	(749,936)	429,180
2022	9,911,507	—	(1,881,568)	—	3,082,219	1,048,263	68.28	140.98	(538,478)	505,905
2021	9,571,087	—	12,857,774	—	2,878,770	2,782,908	143.76	113.59	(100,070)	437,665
(1)
Our CEO for fiscal year 2023 was Ms. Donigan until her departure from the Company on January 7, 2023, with Ms. Burr acting as interim CEO for the remainder of the 2023 fiscal year, and for each of fiscal years 2021 and 2022 our CEO was Ms. Donigan. Our non-CEO NEOs for fiscal year 2023 were Messrs. Schroeder, Mennen, Gilbert and Persaud; for fiscal year 2022, Messrs. Schroeder, Gilbert, Peters and Ms. Konrad; and for fiscal year 2021, Messrs. Schroeder, Peters, Mennen, Robson and Ms. Konrad.

(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for each PEO for the applicable year, for purposes of computing the CAP amount:

	FY21		FY22		FY23
Adjustments	Heyward Donigan ($)	Elizabeth Burr ($)	Heyward Donigan ($)	Elizabeth Burr ($)	Heyward Donigan ($)	Elizabeth Burr ($)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for covered fiscal year	(7,389,087)	—	(6,547,427)	—	(7,106,993)	(159,997)
Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end	7,122,106	—	4,233,268	—	0	0
Increase for awards that are granted and vest in the same year, the fair value as of the vesting date	0	—	0	—	997,271	159,997
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year	3,312,904	—	(8,135,158)	—	0	0
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year	240,764	—	(1,343,759)	—	(1,324,518)	0
Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year	0	—	0	—	(3,211,209)	0
Increase based on dividends or other earnings paid during the covered fiscal year prior to the vesting date of award	0	—	0	—	0	0
Increase based on incremental fair value of awards modified during year	0	—	0	—	0	0
Total Adjustments	3,286,687	—	(11,793,075)	—	(10,645,449)	0
(Subject to rounding.)
(3)
The following table represents each of the amounts deducted and added to the equity award values for the non-CEO NEOs for the applicable year for purposes of computing the CAP amount.

	FY21	FY22	FY23
Adjustments	Average non- PEO NEOs	Average non- PEO NEOs	Average non- PEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for covered fiscal year	(1,776,460)	(1,571,617)	(1,220,417)
Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end	1,418,482	982,441	479,787
Increase for awards that are granted and vest in the same year, the fair value as of the vesting date	0	0	0
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year	214,003	(1,231,819)	(455,907)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year	117,159	(212,962)	(54,322)
Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year	(66,920)	0	0
Increase based on dividends or other earnings paid during the covered fiscal year prior to the vesting date of award	0	0	0
Increase based on incremental fair value of awards modified during year	0	0	0
Total Adjustments	(93,735)	(2,033,956)	(1,250,860)
(Subject to rounding.)
(4)
As permitted by SEC rules, the peer group referenced is the Russell 3000 Consumer Staples Industry used for purposes of Item 201(e) of Regulation S-K. Please see Item 5 “Market for Registrant’s Common Equity, Related Stockholder Matters and issuer Purchases of Equity Securities” included on the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for further discussion of the peer group.

(5)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited consolidated financial statements for the applicable year.

(6)
See “Compensation Discussion and Analysis—Annual Incentive Awards” for a description of Adjusted EBITDA. Please also see Appendix A for a reconciliation of our Adjusted EBITDA, which is a non-GAAP measure, to net income under GAAP.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Our CEO for fiscal year 2023 was Ms. Donigan until her departure from the Company on January 7, 2023, with Ms. Burr acting as interim CEO for the remainder of the 2023 fiscal year, and for each of fiscal years 2021 and 2022 our CEO was Ms. Donigan. Our non-CEO NEOs for fiscal year 2023 were Messrs. Schroeder, Mennen, Gilbert and Persaud; for fiscal year 2022, Messrs. Schroeder, Gilbert, Peters and Ms. Konrad; and for fiscal year 2021, Messrs. Schroeder, Peters, Mennen, Robson and Ms. Konrad.

Peer Group Issuers, Footnote
(4)
As permitted by SEC rules, the peer group referenced is the Russell 3000 Consumer Staples Industry used for purposes of Item 201(e) of Regulation S-K. Please see Item 5 “Market for Registrant’s Common Equity, Related Stockholder Matters and issuer Purchases of Equity Securities” included on the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2022 for further discussion of the peer group.

Adjustment To PEO Compensation, Footnote
(2)
The amounts in the following table represent each of the amounts deducted and added to the equity award values for each PEO for the applicable year, for purposes of computing the CAP amount:

	FY21		FY22		FY23
Adjustments	Heyward Donigan ($)	Elizabeth Burr ($)	Heyward Donigan ($)	Elizabeth Burr ($)	Heyward Donigan ($)	Elizabeth Burr ($)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for covered fiscal year	(7,389,087)	—	(6,547,427)	—	(7,106,993)	(159,997)
Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end	7,122,106	—	4,233,268	—	0	0
Increase for awards that are granted and vest in the same year, the fair value as of the vesting date	0	—	0	—	997,271	159,997
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year	3,312,904	—	(8,135,158)	—	0	0
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year	240,764	—	(1,343,759)	—	(1,324,518)	0
Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year	0	—	0	—	(3,211,209)	0
Increase based on dividends or other earnings paid during the covered fiscal year prior to the vesting date of award	0	—	0	—	0	0
Increase based on incremental fair value of awards modified during year	0	—	0	—	0	0
Total Adjustments	3,286,687	—	(11,793,075)	—	(10,645,449)	0

Non-PEO NEO Average Total Compensation Amount	$ 1,889,206,000	$ 3,082,219,000	$ 2,878,770,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 638,346,000	1,048,263,000	2,782,908,000
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table represents each of the amounts deducted and added to the equity award values for the non-CEO NEOs for the applicable year for purposes of computing the CAP amount.

	FY21	FY22	FY23
Adjustments	Average non- PEO NEOs	Average non- PEO NEOs	Average non- PEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for covered fiscal year	(1,776,460)	(1,571,617)	(1,220,417)
Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end	1,418,482	982,441	479,787
Increase for awards that are granted and vest in the same year, the fair value as of the vesting date	0	0	0
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year	214,003	(1,231,819)	(455,907)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year	117,159	(212,962)	(54,322)
Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year	(66,920)	0	0
Increase based on dividends or other earnings paid during the covered fiscal year prior to the vesting date of award	0	0	0
Increase based on incremental fair value of awards modified during year	0	0	0
Total Adjustments	(93,735)	(2,033,956)	(1,250,860)

Compensation Actually Paid vs. Total Shareholder Return
CAP to Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following graph describes the relationship between (a) CAP for the applicable CEO and the average CAP for the non-CEO NEOs to (b) the Company’s cumulative total shareholder return (TSR), value of initial fixed $100 investment, for the three most recently completed fiscal years and (c) the cumulative total shareholder return for our peer group across the same period:
Compensation Actually Paid vs. Company TSR
vs. Peer Group TSR

Compensation Actually Paid vs. Net Income
CAP and Net Income

The following graph describes the relationship between (a) CAP for the applicable CEO and the average CAP for the non-CEO NEOs to (b) the Company’s Net Income for the three most recently completed fiscal years:
Compensation Actually Paid vs. Net Income

Compensation Actually Paid vs. Company Selected Measure
CAP and Adjusted EBITDA

The following graph describes the relationship between (a) CAP for the applicable CEO and the average CAP for the non-CEO NEOs to (b) the Company’s company-selected measure, Adjusted EBITDA, for the three most recently completed fiscal years:
Compensation Actually Paid vs. Adj. EBITDA

Tabular List, Table
Tabular List of Important Financial Performance Measures
The most important financial performance measures used by the Committee for the most recently completed fiscal year to link compensation actually paid to our named executive officers to the Company’s performance are shown in the table below. For further information regarding these performance metrics and their function in our executive compensation program, see Compensation, Discussion and Analysis under the headings “2023 Fiscal Year Key Business Highlights,” “Annual Incentive Awards” and “Performance Awards.”
Most Important Performance Measures
Adjusted EBITDA
Operating Cash Flow
30-day equivalent scripts excluding controllable
Front-End Revenue excluding tobacco
Elixir Membership (excluding Elixir Insurance)

Total Shareholder Return Amount	$ 28.63	68.28	143.76
Peer Group Total Shareholder Return Amount	139.14	140.98	113.59
Net Income (Loss)	$ (749,936,000)	$ (538,478,000)	$ (100,070,000)
Company Selected Measure Amount	429,180,000	505,905,000	437,665,000
PEO Name	Ms. Burr
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(6)
See “Compensation Discussion and Analysis—Annual Incentive Awards” for a description of Adjusted EBITDA. Please also see Appendix A for a reconciliation of our Adjusted EBITDA, which is a non-GAAP measure, to net income under GAAP.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	equivalent scripts excluding controllable
Measure:: 4
Pay vs Performance Disclosure
Name	Front-End Revenue excluding tobacco
Measure:: 5
Pay vs Performance Disclosure
Name	Elixir Membership (excluding Elixir Insurance)
Heyward Donigan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,767,811,000	$ 9,911,507,000	$ 9,571,087,000
PEO Actually Paid Compensation Amount	(1,877,638,000)	(1,881,568,000)	12,857,774,000
Adjustment to Compensation, Amount	(10,645,449,000)	(11,793,075,000)	3,286,687,000
Heyward Donigan [Member] | Deduction for amounts reported under the “Stock Awards” and “Option Awards”
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,106,993,000)	(6,547,427,000)	(7,389,087,000)
Heyward Donigan [Member] | Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	4,233,268,000	7,122,106,000
Heyward Donigan [Member] | Increase for awards that are granted and vest in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	997,271,000	0	0
Heyward Donigan [Member] | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,135,158,000)	3,312,904,000
Heyward Donigan [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,324,518,000)	(1,343,759,000)	240,764,000
Heyward Donigan [Member] | Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,211,209,000)	0	0
Heyward Donigan [Member] | Increase based on dividends or other earnings paid during the covered fiscal year prior to the vesting date of award
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Heyward Donigan [Member] | Increase based on incremental fair value of awards modified during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Elizabeth Burr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	858,459,000
PEO Actually Paid Compensation Amount	858,459,000
Adjustment to Compensation, Amount	0
Elizabeth Burr [Member] | Deduction for amounts reported under the “Stock Awards” and “Option Awards”
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,997,000)
Elizabeth Burr [Member] | Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Elizabeth Burr [Member] | Increase for awards that are granted and vest in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,997,000
Elizabeth Burr [Member] | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Elizabeth Burr [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Elizabeth Burr [Member] | Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Elizabeth Burr [Member] | Increase based on dividends or other earnings paid during the covered fiscal year prior to the vesting date of award
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Elizabeth Burr [Member] | Increase based on incremental fair value of awards modified during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,250,860,000)	(2,033,956,000)	(93,735,000)
Non-PEO NEO | Deduction for amounts reported under the “Stock Awards” and “Option Awards”
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,220,417,000)	(1,571,617,000)	(1,776,460,000)
Non-PEO NEO | Increase for fair value as of the end of the covered fiscal year of all awards granted during year that remain unvested as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	479,787,000	982,441,000	1,418,482,000
Non-PEO NEO | Increase for awards that are granted and vest in the same year, the fair value as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior fiscal year that are unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(455,907,000)	(1,231,819,000)	214,003,000
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior fiscal year that vested during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,322,000)	(212,962,000)	117,159,000
Non-PEO NEO | Deduction of fair value of awards granted in any prior fiscal year that were forfeited during the covered fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(66,920,000)
Non-PEO NEO | Increase based on incremental fair value of awards modified during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0